Form N-1A Supplement	Nov. 05, 2025
Opportunistic Small Cap Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BNY MELLON VARIABLE INVESTMENT FUND

Opportunistic Small Cap Portfolio

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

On December 31, 2025 (the "Effective Date"), the fund will change its name to "Small Cap Portfolio."